UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF Tailored Shareholder Report

semi-annual Shareholder Report December 31, 2024 Unity Wealth Partners Dynamic Capital Appreciation & Options ETF Ticker: DCAP (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about Unity Wealth Partners Dynamic Capital Appreciation & Options ETF (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.unityetf.com. You can also request this information by contacting us at (844) 679-9922 or by writing to Unity Wealth Partners Dynamic Capital Appreciation & Options ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unity Wealth Partners Dynamic Capital Appreciation & Options ETF	$41	0.90%

Key Fund Statistics

(as of December 31, 2024)

Fund Size (Thousands)	$3,631
Number of Holdings	60
Portfolio Turnover	8%

Sector/Security Type - Investments
(% of Total Net Assets)

ETF
65.40%
Financials
7.90%
Cash & Cash Equivalents
5.40%
Technology
5.40%
Consumer Discretionary
5.30%
Health Care
4.00%
Industrials
2.70%
Communications
2.40%
Consumer Staples
1.50%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and assets in excess of other liabilities.

What did the Fund invest in?

(as of December 31, 2024)

Top Ten Holdings	(% of net assets)
SPDR S&P 500 ETF Trust	25.4
SPDR Dow Jones Industrial Average ETF Trust	15.2
iShares Russell 2000 ETF	14.5
Invesco QQQ Trust Series 1	10.2
Dell Technologies, Inc.	1.2
Goldman Sachs Group, Inc.	1.1
JPMorgan Chase & Co.	1.1
Target Corp.	1.1
UnitedHealth Group, Inc.	1.1
Home Depot, Inc.	1.0

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.unityetf.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial Statements

December 31, 2024 (Unaudited)

Tidal Trust III

Unity Wealth Partners Dynamic Capital | DCAP | NYSE Arca, Inc.

Appreciation & Options ETF

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF

Schedule of Investments	Unity Wealth Partners Dynamic Capital Appreciation & Options ETF
December 31, 2024 (Unaudited)

COMMON STOCKS - 29.0%	Shares	Value
Banking - 1.9%
Citigroup, Inc.	407	28,649
JPMorgan Chase & Co.	168	40,271
		68,920

Consumer Discretionary Products - 0.5%
Nike, Inc. - Class B	232	17,555

Consumer Discretionary Services - 2.4%
Chipotle Mexican Grill, Inc.(a)	323	19,477
Domino’s Pizza, Inc.	20	8,395
McDonald’s Corp.	99	28,699
Starbucks Corp.	343	31,299
		87,870

Consumer Staple Products - 0.4%
Constellation Brands, Inc. - Class A	71	15,691

Financial Services - 5.6%
American Express Co.	35	10,388
Blackrock, Inc.	27	27,678
Coinbase Global, Inc. - Class A(a)	69	17,133
Goldman Sachs Group, Inc.	71	40,656
Morgan Stanley	253	31,807
PayPal Holdings, Inc.(a)	221	18,862
Robinhood Markets, Inc. - Class A(a)	921	34,316
Visa, Inc. - Class A	64	20,227
		201,067

Health Care - 4.0%
AbbVie, Inc.	99	17,592
Amgen, Inc.	50	13,032
Johnson & Johnson	225	32,540
Medtronic PLC	109	8,707
Merck & Co, Inc.	76	7,560
Thermo Fisher Scientific, Inc.	49	25,491
UnitedHealth Group, Inc.	77	38,951
		143,873

Industrial Products - 1.7%
Caterpillar, Inc.	49	17,775
Honeywell International, Inc.	120	27,107
Lockheed Martin Corp.	36	17,494
		62,376

The accompanying notes are an integral part of these financial statements.	1

Industrial Services - 1.0%
Automatic Data Processing, Inc.	70	20,491
FedEx Corp.	56	15,754
		36,245

Insurance - 0.4%
Berkshire Hathaway, Inc. - Class B(a)	36	16,318

Media - 1.8%
Meta Platforms, Inc. - Class A	31	18,151
Uber Technologies, Inc.(a)	263	15,864
Walt Disney Co.	280	31,178
		65,193

Retail & Wholesale - Staples - 1.1%
Target Corp.	294	39,743

Retail & Wholesale - Discretionary - 2.3%
Best Buy Co., Inc.	197	16,903
Dick’s Sporting Goods, Inc.	89	20,367
Home Depot, Inc.	98	38,121
Ulta Beauty, Inc.(a)	21	9,134
		84,525

Software & Tech Services - 2.5%
Accenture PLC - Class A	50	17,590
Adobe, Inc.(a)	62	27,570
Microsoft Corp.	44	18,546
Oracle Corp.	53	8,832
Palo Alto Networks, Inc.(a)	96	17,468
		90,006
Tech Hardware & Semiconductors - 2.8%
Advanced Micro Devices, Inc.(a)	127	15,340
Dell Technologies, Inc. - Class C	379	43,676
Lam Research Corp.	237	17,119
QUALCOMM, Inc.	176	27,037
		103,172

Telecommunications - 0.6%
T-Mobile US, Inc.	98	21,632
TOTAL COMMON STOCKS (Cost $1,035,212)		1,054,186

EXCHANGE TRADED FUNDS - 65.4%
Invesco QQQ Trust Series 1	722	369,108
iShares Russell 2000 ETF	2,388	527,652
SPDR Dow Jones Industrial Average ETF Trust	1,296	551,448
SPDR S&P 500 ETF Trust	1,575	923,076
TOTAL EXCHANGE TRADED FUNDS (Cost $2,267,345)		2,371,284

The accompanying notes are an integral part of these financial statements.	2

PURCHASED OPTIONS - 0.1%(a)(b)(c)	Notional Amount	Contracts
Put Options - 0.1%
Adobe, Inc., Expiration: 01/17/2025; Exerciseʚ Price: $405.00	$667,020	15	960
Home Depot, Inc., Expiration: 01/17/2025; Exercise Price: $360.00	583,485	15	960
iShares Russell 2000 ETF, Expiration: 01/17/2025; Exercise Price: $205.00	331,440	15	630
SPDR Dow Jones Industrial Average ETF Trust, Expiration: 01/17/2025; Exercise Price: $405.00	851,000	20	1,390
TOTAL PURCHASED OPTIONS (Cost $11,586)			3,940

SHORT-TERM INVESTMENTS - 5.6%	Shares
Money Market Funds - 5.6%
First American Government Obligations Fund - Class X, 4.41% (e)	204,577	204,577
TOTAL SHORT-TERM INVESTMENTS (Cost $204,577)		204,577

TOTAL INVESTMENTS - 100.1% (Cost $3,518,720)		3,633,987
Liabilities in Excess of Other Assets - (0.1)%		(3,021)
TOTAL NET ASSETS - 100.0%		3,630,966

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.	3

Schedule of Written Options	Unity Wealth Partners Dynamic Capital Appreciation & Options ETF

December 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.2)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (0.2)%
Adobe, Inc., Expiration: 01/17/2025; Exercise Price: $410.00	$(667,020)	(15)	$(1,275)
Home Depot, Inc., Expiration: 01/17/2025; Exercise Price: $365.00	(583,485)	(15)	(1,380)
iShares Russell 2000 ETF, Expiration: 01/17/2025; Exercise Price: $210.00	(331,440)	(15)	(1,238)
SPDR Dow Jones Industrial Average ETF Trust, Expiration: 01/17/2025; Exercise Price: $410.00	(851,000)	(20)	(1,980)
TOTAL WRITTEN OPTIONS (Premiums received $15,012)			$(5,873)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	4

Statement of Assets and Liabilities	Unity Wealth Partners Dynamic Capital Appreciation & Options ETF

December 31, 2024 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$3,633,987
Dividends and interest receivables	6,364
Cash	603
Total assets	3,640,954

LIABILITIES:
Written options contracts, at value	5,873
Payable to adviser (Note 4)	2,859
Due at broker for options	1,256
Total liabilities	9,988
NET ASSETS	$3,630,966

NET ASSETS CONSISTS OF:
Paid-in capital	$3,494,265
Total distributable earnings/(accumulated losses)	136,701
TOTAL NET ASSETS	$3,630,966

Net assets	$3,630,966
Shares issued and outstanding(a)	175,000
Net asset value per share	$20.75

COST:
Investments, at cost	$3,518,720

PROCEEDS:
Written options premium	$15,012

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	5

Statement of Operations	Unity Wealth Partners Dynamic Capital Appreciation & Options ETF

For the Period Ended December 31, 2024(a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$22,080
Less: Dividend withholding taxes	(19)
Interest income	7,981
Total investment income	30,042

EXPENSES:
Investment advisory fee (Note 4)	14,141
Interest expense	49
Total expenses	14,190
NET INVESTMENT INCOME (LOSS)	15,852

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,984)
Written option contracts	14,385
Net realized gain (loss)	10,401
Net change in unrealized appreciation (depreciation) on:
Investments	115,267
Written option contracts	9,139
Net change in unrealized appreciation (depreciation)	124,406
Net realized and unrealized gain (loss)	134,807

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$150,659

(a) Inception date of the Fund was July 22, 2024.

The accompanying notes are an integral part of these financial statements.	6

Statement of Changes in Net Assets	Unity Wealth Partners Dynamic Capital Appreciation & Options ETF

Period ended December 31, 2024(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$15,852
Net realized gain (loss)	10,401
Net change in unrealized appreciation (depreciation)	124,406
Net increase (decrease) in net assets from operations	150,659

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(13,958)
Total distributions to shareholders	(13,958)

CAPITAL TRANSACTIONS:
Subscriptions	3,494,265
Net increase (decrease) in net assets from capital transactions	3,494,265

NET INCREASE (DECREASE) IN NET ASSETS	3,630,966

Net Assets:
Beginning of period	-
End of period	$3,630,966

SHARES TRANSACTIONS
Subscriptions	175,000
Total increase (decrease) in shares outstanding	175,000

(a) Inception date of the Fund was July 22, 2024.

The accompanying notes are an integral part of these financial statements.	7

Financial Highlights	Unity Wealth Partners Dynamic Capital Appreciation & Options ETF

For a share outstanding throughout the period presented

Period ended December 31, 2024(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.09
Net realized and unrealized gain (loss) on investments(c)	0.74
Total from investment operations	0.83

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)
Total distributions	(0.08)
Net asset value, end of period	$20.75

Total return(d)	4.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,631
Ratio of expenses to average net assets(e)(f)	0.90%
Ratio of interest expense to average net assets(e)(f)	0.01%
Ratio of operational expenses to average net assets excluding interest expense(e)(f)	0.89%
Ratio of net investment income to average net assets(e)(f)	1.01%
Portfolio turnover rate(e)(g)	7%

(a) Inception date of the Fund was July 22, 2024.

(b) Net investment income per share has been calculated based on average shares outstanding during the period.

(c) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Not annualized.

(e) Annualized.

(f) These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.

(g) Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	8

Notes to the Financial Statements	Unity Wealth Partners Dynamic
Capital Appreciation & Options ETF
December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Unity Wealth Partners Dynamic Capital Appreciation & Options ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Unity Wealth Partners LLC (the “Sub-Adviser”), serves as sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on July 22, 2024.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset

Notes to the Financial Statements	Unity Wealth Partners Dynamic
Capital Appreciation & Options ETF
December 31, 2024 (Unaudited)

value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,054,186	$-	$-	$1,054,186
Exchange Traded Funds	2,371,284	-	-	2,371,284
Purchased Options	-	3,940	-	3,940
Money Market Funds	204,577	-	-	204,577
Total Investments	$3,630,047	$3,940	$-	$3,633,987

Notes to the Financial Statements	Unity Wealth Partners Dynamic
Capital Appreciation & Options ETF
December 31, 2024 (Unaudited)

Liabilities:
Other Financial Instruments:
Written Options	$-	$(5,873)	$-	$(5,873)
Total Other Financial Instruments	$-	$(5,873)	$-	$(5,873)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Derivative Instruments. As the buyer of a call option, the Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. The Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub- Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because

Notes to the Financial Statements	Unity Wealth Partners Dynamic
Capital Appreciation & Options ETF
December 31, 2024 (Unaudited)

the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If the Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. The Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, the Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option.

By virtue of the Fund’s investments in option contracts equity ETFs and equity indices, the Fund is exposed to common stocks indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended December 31, 2024, the Fund’s monthly average quantity and notional value is described below:

	Average Contracts	Average Notional Amount
Purchased Options	34	$1,375,206
Options Written	(34)	(1,375,206)

Statement of Assets and Liabilities

Fair value of derivative instruments as of December 31, 2024:

Notes to the Financial Statements	Unity Wealth Partners Dynamic
Capital Appreciation & Options ETF
December 31, 2024 (Unaudited)

	Asset Derivatives		Liability Derivatives
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Purchased Options	Investments, at value	$3,940	None	$-
Written Options	None	-	Written option	5,873
			contracts, at value

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2024:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts:
Purchased Options	Realized and Unrealized Gain (Loss) on Investments	$(19,019)	$(7,646)

Written Options	Realized and Unrealized Gain (Loss) on Written option contracts	14,385	9,139

Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98.0% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate)

Notes to the Financial Statements	Unity Wealth Partners Dynamic
Capital Appreciation & Options ETF
December 31, 2024 (Unaudited)

the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of December 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increased and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under

Notes to the Financial Statements	Unity Wealth Partners Dynamic
Capital Appreciation & Options ETF
December 31, 2024 (Unaudited)

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board- approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset or assets. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Strategies. Options strategies entail inherent risks, including the potential loss of the entire premium paid for the option contract, as well as exposure to market, interest rate, and credit risks. The prices of options can be highly volatile, and options contracts may expire worthless. When the Fund engages in covered call transactions, it may limit potential gains on its long holdings and face the risk of selling the underlying asset at a lower price if its value significantly increases. Similarly, with put and call spread strategies, the Fund is exposed to the risk of loss if the price of the underlying asset does not move as anticipated. Additionally, when employing the iron condor strategy, the Fund may incur losses if the price of the underlying asset moves beyond the expected range.

Notes to the Financial Statements	Unity Wealth Partners Dynamic
Capital Appreciation & Options ETF
December 31, 2024 (Unaudited)

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 0.90% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended December 31, 2024 are disclosed in the Statement of Operations.

Notes to the Financial Statements	Unity Wealth Partners Dynamic
Capital Appreciation & Options ETF
December 31, 2024 (Unaudited)

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for a portion of the Fund’s expenses, the Adviser has agreed to pay the Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

Notes to the Financial Statements	Unity Wealth Partners Dynamic
Capital Appreciation & Options ETF
December 31, 2024 (Unaudited)

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, fund operating expenses, and transaction costs, are considered general fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, written options, U.S. government securities, and in-kind transactions were $1,248,252 and $90,925, respectively.

For the period ended December 31, 2024, there were no purchases or sales of long-term U.S. government securities.

For the period ended December 31, 2024, there were no in-kind transactions associated with creations and redemptions for the Fund.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended December 31, 2024. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. During the period ended December 31, 2024, the Fund distributed $13,958.

NOTE 8 – SHARES TRANSACTIONS

Notes to the Financial Statements	Unity Wealth Partners Dynamic
Capital Appreciation & Options ETF
December 31, 2024 (Unaudited)

Shares of the Fund are listed and traded on NASDAQ. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front -end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has

Notes to the Financial Statements	Unity Wealth Partners Dynamic
Capital Appreciation & Options ETF
December 31, 2024 (Unaudited)

determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 6, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	March 6, 2025

* Print the name and title of each signing officer under his or her signature.